ORGANIZATION & DESCRIPTION OF BUSINESS (Details Narrative) $ / shares in Units, $ in Millions							3 Months Ended		12 Months Ended
	Jan. 06, 2021 USD ($)	Jan. 06, 2021 HKD ($)	Jun. 22, 2020 shares	Mar. 01, 2019 USD ($) shares	Apr. 11, 2018 shares	Nov. 11, 2016	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 HKD ($)	Oct. 21, 2021 $ / shares shares	Jul. 13, 2019	Jul. 04, 2016 USD ($) $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares Authorized | shares							150,000,000		150,000,000	150,000,000		150,000,000
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.001
Stock Issued During Period, Value, Acquisitions										$ 9,773,989
Net Income (Loss) Attributable to Parent							$ 148,676	$ 305,254	$ 1,779,736	(3,255,564)
Impairment of goodwill							0	$ 0		5,594,692
Contract with customer advance							351,412		382,518	580,151
Amount of customer advances in opening balance							$ 272,551		$ 580,151
DaXingHuaShang Investment Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Banking Regulation, Total Capital, Actual														$ 100,000
Common Stock, Shares Authorized | shares														250,000,000
Common Stock, Par or Stated Value Per Share | $ / shares														$ 0.0004
Ownership percentage	70.00%	70.00%
Business combination, consideration transferred	$ 12,000,000
Net Income (Loss) Attributable to Parent	$ 600,000	$ 5								$ 400,000	$ 3
Jiujiu Group Stock Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				100.00%
Share Exchange Agreement [Member] | DaXingHuaShang Investment Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues | shares					15,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent						100.00%
Sale And Purchase Agreement [Member] | Jiujiu Group Stock Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares				5
Stock Issued During Period, Value, Acquisitions				$ 150
Makaweng Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage													51.00%
Xixingdao Agreement [Member] | QHDX [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares			243,134
Ownership percentage			90.00%